                                                               NATIONWIDE(R) VLI
                                                                SEPARATE ACCOUNT


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 1999










--------------------------------------------------------------------------------
                                      INVESTMENT/LIFE(R)
                                             VAN KAMPEN/
                       NATIONWIDE LIFE INSURANCE COMPANY

VLO-185-AB (6/99)

                                     [LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220






                                   [PICTURE]




                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the Nationwide VLI Separate Account.

Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.


                           /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 19, 1999

                         NATIONWIDE VLI SEPARATE ACCOUNT

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 1999
                                   (UNAUDITED)

Assets:
   Investments in Van Kampen Life Investment Trust, at market value:

     Asset Allocation Fund
        2,294,092 shares (cost $26,416,556) ...................................................   $  27,001,458

     Domestic Income Fund
        181,826 shares (cost $1,507,916) ......................................................       1,447,339

     Emerging Growth Fund
        129,394 shares (cost $2,820,583) ......................................................       3,569,983

     Enterprise Fund
        1,713,926 shares (cost $28,034,758) ...................................................      37,929,176

     Global Equity Fund
        81,921 shares (cost $1,026,436) .......................................................       1,204,234

     Government Fund
        4,760,499 shares (cost $42,290,630) ...................................................      41,987,598

     Money Market Fund
        7,819,097 shares (cost $7,819,097) ....................................................       7,819,097

     Morgan Stanley Real Estate Securities Portfolio
        28,582 shares (cost $411,579) .........................................................         396,999
                                                                                                    -----------
           Total investments ..................................................................     121,355,884

     Accounts receivable ......................................................................         115,665
                                                                                                    -----------
           Total assets .......................................................................     121,471,549

Accounts payable ..............................................................................              --
                                                                                                    -----------
Contract owners' equity .......................................................................   $ 121,471,549
                                                                                                    ===========

                                                                                                                Period
Contract owners' equity represented by:                               Units        Unit Value                  Return(*)
                                                                  ----------      ----------                  ---------
Single Premium contracts issued prior to April 16, 1990 (policy years 1 through 10):
  Emerging Growth Fund .......................................            61      $ 26.573717  $      1,621       21%
  Government Fund ............................................           181        21.551318         3,901      (4)%

Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter):
  Asset Allocation Fund ......................................       772,441        34.441262    26,603,843        1%
  Domestic Income Fund .......................................        66,865        20.923928     1,399,078      (3)%
  Emerging Growth Fund .......................................       132,154        26.954697     3,562,171       22%
  Enterprise Fund ............................................       786,912        47.989789    37,763,741        6%
  Global Equity Fund .........................................        64,883        18.479556     1,199,009       11%
  Government Fund ............................................     1,919,195        21.861809    41,957,072      (4)%
  Money Market Fund ..........................................       427,828        18.211743     7,791,494        2%
  Morgan Stanley Real Estate
     Securities Portfolio ....................................        22,827        17.321079       395,388        8%

Single Premium contracts issued on or after April 16, 1990:
  Asset Allocation Fund ......................................         9,269        28.924679       268,103        1%
  Domestic Income Fund .......................................         2,381        20.216396        48,135      (3)%
  Emerging Growth Fund .......................................           228        26.205338         5,975       21%
  Enterprise Fund ............................................         2,732        44.156405       120,635        6%
  Global Equity Fund .........................................           284        17.965849         5,102       11%
  Government Fund ............................................         1,463        16.143388        23,618      (4)%
  Money Market Fund ..........................................         2,055        13.163438        27,051        2%
  Morgan Stanley Real Estate
     Securities Portfolio ....................................            93        16.839423         1,566        8%

Multiple Payment and
Flexible Premium contracts:
  Asset Allocation Fund ......................................         4,838        26.384954       127,650       1%
  Enterprise Fund ............................................         4,340        38.340163       166,396       6%
                                                                   =========        =========   -----------
                                                                                               $121,471,549
                                                                                                ===========

(*) The period return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

                         NATIONWIDE VLI SEPARATE ACCOUNT

          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

               Six Month Periods Ended June 30,1999,1998 and 1997
                                   (UNAUDITED)

                                                                   Total                               Asset Allocation Fund
                                               ------------------------------------------    --------------------------------------
                                                     1999          1998            1997          1999          1998          1997
                                               ------------    -----------    -----------    ----------    ----------    ----------
Investment activity:
   Reinvested dividends ...................... $  3,454,721        715,078      1,786,969       935,397        28,407        28,696
   Mortality and expense charges (note 3) ....     (299,305)      (325,514)      (254,157)      (68,217)      (73,528)      (64,222)
                                               ------------    -----------    -----------    ----------    ----------    ----------
     Net investment activity .................    3,155,414        389,564      1,532,812       867,180       (45,121)      (35,526)
                                               ------------    -----------    -----------    ----------    ----------    ----------

   Proceeds from mutual fund shares sold .....   11,822,267     15,248,208     16,577,761     2,594,934     1,635,617     2,149,403
   Cost of mutual fund shares sold ...........  (10,391,104)   (13,621,860)   (15,653,071)   (2,502,817)   (1,501,272)   (2,019,385)
                                               ------------    -----------    -----------    ----------    ----------    ----------
     Realized gain (loss) on investments .....    1,431,163      1,626,348        924,690        92,117       134,345       130,018
   Change in unrealized gain (loss)
     on investments ..........................   (8,122,354)     7,052,946      5,132,330    (3,408,234)    1,303,810     1,212,462
                                               ------------    -----------    -----------    ----------    ----------    ----------
     Net gain (loss) on investments ..........   (6,691,191)     8,679,294      6,057,020    (3,316,117)    1,438,155     1,342,480
                                               ------------    -----------    -----------    ----------    ----------    ----------
   Reinvested capital gains ..................    5,475,769      1,152,786        890,649     2,818,636       767,858       490,390
                                               ------------    -----------    -----------    ----------    ----------    ----------
        Net change in contract owners'
          equity resulting from operations ...    1,939,992     10,221,644      8,480,481       369,699     2,160,892     1,797,344
                                               ------------    -----------    -----------    ----------    ----------    ----------
Equity transactions:
   Purchase payment received from
     contract owners .........................       34,607        103,122        (64,839)        9,564        63,807      (137,012)
   Transfers between funds ...................            -              -              -       (33,557)            -             -
   Surrenders ................................   (5,061,144)    (4,516,416)    (9,899,337)   (1,459,322)     (709,440)   (1,008,324)
   Death benefits (note 4) ...................     (696,850)    (1,709,102)      (861,880)      (16,776)     (180,870)      (26,619)
   Policy loans (net of repayments) (note 5) .      987,738        541,236      1,989,629      (218,439)       89,260      (110,352)
   Deductions for surrender charges
     (note 2d) ...............................      (10,061)             -         (6,591)       (2,901)            -          (671)
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................     (589,000)      (583,918)      (687,968)     (101,194)      (94,956)     (108,076)
                                               ------------    -----------    -----------    ----------    ----------    ----------
        Net equity transactions ..............   (5,334,710)    (6,165,078)    (9,530,986)   (1,822,626)     (832,199)   (1,391,054)
                                               ------------    -----------    -----------    ----------    ----------    ----------

Net change in contract owners' equity ........   (3,394,718)     4,056,566     (1,050,505)   (1,452,927)    1,328,693       406,290
Contract owners' equity beginning
  of period ..................................  124,866,267    119,254,731    118,500,851    28,452,523    26,529,981    24,454,756
                                               ------------    -----------    -----------    ----------    ----------    ----------
Contract owners' equity end of period ........ $121,471,549    123,311,297    117,450,346    26,999,596    27,858,674    24,861,046
                                               ============    ===========    ===========    ==========    ==========    ==========

                                                                                                                         (Continued)



                                                          Domestic Income Fund
                                                  ------------------------------------
                                                     1999          1998        1997
                                                  ----------     --------     --------
Investment activity:
   Reinvested dividends ......................   $   104,790        5,786        6,853
   Mortality and expense charges (note 3) ....        (4,128)      (6,389)      (5,105)
                                                  ----------     --------     --------
     Net investment activity .................       100,662         (603)       1,748
                                                  ----------     --------     --------
   Proceeds from mutual fund shares sold .....       370,517      119,986      894,155
   Cost of mutual fund shares sold ...........      (357,658)    (117,715)    (871,728)
                                                  ----------     --------     --------
     Realized gain (loss) on investments .....        12,859        2,271       22,427
   Change in unrealized gain (loss)
     on investments ..........................      (167,964)      82,391       68,833
                                                  ----------    ---------     --------

     Net gain (loss) on investments ..........      (155,105)      84,662       91,260
                                                  ----------    ---------     --------
   Reinvested capital gains ..................             -            -            -
                                                  ----------    ---------     --------
        Net change in contract owners'
          equity resulting from operations ...       (54,443)      84,059       93,008
                                                  ----------    ---------     --------

Equity transactions:
   Purchase payment received from
     contract owners .........................        (1,982)     260,861     (110,847)
   Transfers between funds ...................       (22,182)           -            -
   Surrenders ................................      (150,238)           -     (690,681)
   Death benefits (note 4) ...................      (114,882)           -      (65,290)
   Policy loans (net of repayments) (note 5) .        (3,073)     (26,947)     147,991
   Deductions for surrender charges
     (note 2d) ...............................          (299)           -         (460)
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................       (23,216)     (14,208)     (18,782)
                                                  ----------    ---------    ---------
        Net equity transactions ..............      (315,872)     219,706     (738,069)

Net change in contract owners' equity ........      (370,315)     303,765     (645,061)
Contract owners' equity beginning
  of period ..................................     1,817,529    1,969,076    2,667,258
                                                  ----------    ---------    ---------
Contract owners' equity end of period  .......   $ 1,447,214    2,272,841    2,022,197
                                                  ==========    =========    =========



                         NATIONWIDE VLI SEPARATE ACCOUNT

          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

               Six Month Periods Ended June 30, 1999, 1998 and 1997
                                   (UNAUDITED)

                                                           Emerging Growth Fund                       Enterprise Fund
                                                  -------------------------------------    --------------------------------------
                                                      1999         1998         1997          1999          1998         1997
                                                  -----------    ---------    ---------    ----------    ----------    ----------
Investment activity:
   Reinvested dividends ......................  $        --          870           --       112,795        30,666        31,356
   Mortality and expense charges (note 3) ....       (7,551)      (6,001)      (3,634)      (90,940)      (92,852)      (62,574)
                                                  -----------    ---------    ---------    ----------    ----------    ----------

    Net investment activity .................        (7,551)      (5,131)      (3,634)       21,855       (62,186)      (31,218)
                                                  -----------    ---------    ---------    ----------    ----------    ----------

   Proceeds from mutual fund shares sold .....    1,875,031    1,729,822    1,454,123     2,204,980     3,435,562     3,058,711
   Cost of mutual fund shares sold ...........   (1,439,003)  (1,477,008)  (1,440,077)   (1,432,971)   (2,464,313)   (2,263,387)
                                                -----------    ---------    ---------    ----------    ----------    ----------
     Realized gain (loss) on investments .....      436,028      252,814       14,046       772,009       971,249       795,324
   Change in unrealized gain (loss)
     on investments ..........................      182,184      195,332       96,791    (1,158,906)    4,397,245     3,665,692
                                                -----------    ---------    ---------    ----------    ----------    ----------
     Net gain (loss) on investments ..........      618,212      448,146      110,837      (386,897)    5,368,494     4,461,016
                                                -----------    ---------    ---------    ----------    ----------    ----------
   Reinvested capital gains ..................           --           --           --     2,657,133       376,105       387,737
                                                -----------    ---------    ---------    ----------    ----------    ----------
        Net change in contract owners'
          equity resulting from operations ...      610,661      443,015      107,203     2,292,091     5,682,413     4,817,535
                                                -----------    ---------    ---------    ----------    ----------    ----------
Equity transactions:
   Purchase payment received from
     contract owners .........................          158      219,229      338,963        34,568        14,183      (115,285)
   Transfers between funds ...................      115,788           --           --      (139,926)           --            --
   Surrenders ................................           --           --      (84,171)   (1,342,218)   (1,442,827)   (1,964,219)
   Death benefits (note 4) ...................       (5,049)     (78,748)    (415,629)      (18,865)     (559,647)     (354,342)
   Policy loans (net of repayments) (note 5) .     (173,079)     (59,637)     (27,112)      (30,420)      332,770       657,633
   Deductions for surrender charges
     (note 2d) ...............................           --           --          (56)       (2,668)           --        (1,308)
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................      (14,926)     (11,426)     (11,340)     (140,376)     (140,375)     (147,936)
                                                -----------    ---------    ---------    ----------    ----------    ----------
        Net equity transactions ..............      (77,108)      69,418     (199,345)   (1,639,905)   (1,795,896)   (1,925,457)
                                                -----------    ---------    ---------    ----------    ----------    ----------

Net change in contract owners' equity ........      533,553      512,433      (92,142)      652,186     3,886,517     2,892,078
Contract owners' equity beginning
  of period ..................................    3,036,214    2,044,227    1,634,351    37,398,585    33,563,544    29,524,640
                                                -----------    ---------    ---------   -----------    ----------    ----------
Contract owners' equity end of period ........  $ 3,569,767    2,556,660    1,542,209    38,050,771    37,450,061    32,416,718
                                                ===========    =========    =========    ==========    ==========    ==========


                                                         Global Equity Fund
                                                ------------------------------------
                                                   1999         1998         1997
                                                ----------    ---------    ---------
Investment activity:
   Reinvested dividends ...................... $     3,293       13,847           58
   Mortality and expense charges (note 3) ....      (2,772)      (2,731)      (1,208)
                                                ----------    ---------    ---------
     Net investment activity .................         521       11,116       (1,150)
                                                ----------    ---------    ---------

   Proceeds from mutual fund shares sold .....     198,485      303,232      243,885
   Cost of mutual fund shares sold ...........    (201,578)    (297,041)    (208,125)
                                                ----------    ---------    ---------
     Realized gain (loss) on investments .....      (3,093)       6,191       35,760
   Change in unrealized gain (loss)
     on investments ..........................     122,203      170,414      127,613
                                                ----------    ---------    ---------
     Net gain (loss) on investments ..........     119,110      176,605      163,373
                                                ----------    ---------    ---------
   Reinvested capital gains ..................          --           --       11,042
                                                ----------    ---------    ---------
        Net change in contract owners'
          equity resulting from operations ...     119,631      187,721      173,265
                                                ----------    ---------    ---------

Equity transactions:
   Purchase payment received from
     contract owners .........................           3      104,570      301,624
   Transfers between funds ...................    (111,750)          --           --
   Surrenders ................................          --     (158,360)     (30,839)
   Death benefits (note 4) ...................     (10,076)     (45,481)          --
   Policy loans (net of repayments) (note 5) .     (17,116)      (7,620)     (26,612)
   Deductions for surrender charges
     (note 2d) ...............................          --           --          (21)
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) .......................      (7,056)      (7,046)      (7,011)
                                                ----------    ---------    ---------
        Net equity transactions ..............    (145,995)    (113,937)     237,141
                                                ----------    ---------    ---------

Net change in contract owners' equity ........     (26,364)      73,784      410,406
Contract owners' equity beginning
  of period ..................................   1,230,474    1,216,120    1,006,110
                                                ----------    ---------    ---------
Contract owners' equity end of period ........ $ 1,204,110    1,289,904    1,416,516
                                                ==========    =========    =========

                         NATIONWIDE VLI SEPARATE ACCOUNT

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                             Six Month Periods Ended
                           June 30, 1999, 1998 and 1997
                                   (UNAUDITED)

                                                                    Government Fund                      Money Market Fund
                                                    ---------------------------------------   ------------------------------------
                                                        1999          1998          1997         1999         1998         1997
                                                    -----------    ----------    ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................  $  2,097,895       462,730     1,510,551      175,600      171,875      208,723
   Mortality and expense charges (note 3) .......      (104,720)     (125,204)      (95,555)     (20,042)     (17,708)     (21,410)
                                                    -----------    ----------    ----------   ----------   ----------   ----------
     Net investment activity ....................     1,993,175       337,526     1,414,996      155,558      154,167      187,313
                                                    -----------    ----------    ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ........     1,630,817     4,490,724     4,994,586    2,873,382    3,201,053    3,703,484
   Cost of mutual fund shares sold ..............    (1,498,122)   (4,235,603)   (5,086,783)  (2,873,382)  (3,201,053)  (3,703,484)
                                                    -----------    ----------    ----------   ----------   ----------   ----------
     Realized gain (loss) on investments ........       132,695       255,121       (92,197)          --           --           --
   Change in unrealized gain (loss)
     on investments .............................    (3,707,666)      950,686       (46,986)          --           --           --
                                                    -----------    ----------    ----------   ----------   ----------   ----------
     Net gain (loss) on investments .............    (3,574,971)    1,205,807      (139,183)          --           --           --
                                                    -----------    ----------    ----------   ----------   ----------   ----------
   Reinvested capital gains .....................            --            --            --           --           --           --
                                                    -----------    ----------    ----------   ----------   ----------   ----------
        Net change in contract owners'
          equity resulting from operations ......    (1,581,796)    1,543,333     1,275,813      155,558      154,167      187,313
                                                    -----------    ----------    ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payment received from
     contract owners ............................        (8,344)     (924,428)   (2,074,561)         632      505,547    1,392,656
   Transfers between funds ......................      (237,874)           --            --      436,411           --           --
   Surrenders ...................................    (1,093,130)   (1,682,350)   (5,225,059)  (1,016,236)    (523,439)    (889,451)
   Death benefits (note 4) ......................      (306,175)     (844,356)           --     (225,028)          --           --
   Policy loans (net of repayments) (note 5) ....       572,595       310,598     2,816,725      857,553     (108,232)  (1,460,015)
   Deductions for surrender charges
     (note 2d) ..................................        (2,173)           --        (3,479)      (2,020)          --         (592)
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ..........................      (228,542)     (239,691)     (304,194)     (71,286)     (73,261)     (88,360)
                                                    -----------    ----------    ----------   ----------   ----------   ----------
        Net equity transactions .................    (1,303,643)   (3,380,227)   (4,790,568)     (19,973)    (199,385)  (1,045,762)
                                                    -----------    ----------    ----------   ----------   ----------   ----------

Net change in contract owners' equity ...........    (2,885,439)   (1,836,894)   (3,514,755)     135,585      (45,218)    (858,449)
Contract owners' equity beginning
  of period .....................................    44,870,031    46,320,862    49,887,423    7,682,960    6,948,979    9,128,997
                                                    -----------    ----------    ----------   -----------  -----------   ----------
Contract owners' equity end of period ...........  $ 41,984,592    44,483,968    46,372,668    7,818,545    6,903,761    8,270,548
                                                    ===========    ==========    ==========   ===========  ===========  ===========


                                                              Morgan Stanley
                                                    Real Estate Securities Portfolio
                                                    --------------------------------
                                                      1999       1998      1997
                                                    -------    -------    -------
Investment activity:
   Reinvested dividends .........................    24,951        897        732
   Mortality and expense charges (note 3) .......      (937)    (1,101)      (449)
                                                    -------    -------    -------
     Net investment activity ....................    24,014       (204)       283
                                                    -------    -------    -------

   Proceeds from mutual fund shares sold ........    74,121    332,212     79,414
   Cost of mutual fund shares sold ..............   (85,573)  (327,855)   (60,102)
                                                    -------    -------    -------
     Realized gain (loss) on investments ........   (11,452)     4,357     19,312
   Change in unrealized gain (loss)
     on investments .............................    16,029    (46,932)     7,925
                                                    -------    -------    -------
     Net gain (loss) on investments .............     4,577    (42,575)    27,237
                                                    -------    -------    -------
   Reinvested capital gains .....................        --      8,823      1,480
                                                    -------    -------    -------
        Net change in contract owners'
          equity resulting from operations ......    28,591    (33,956)    29,000
                                                    -------    -------    -------
Equity transactions:
   Purchase payment received from
     contract owners ............................         9   (140,647)   339,623
   Transfers between funds ......................    (6,910)        --
   Surrenders ...................................        --         --     (6,593)
   Death benefits (note 4) ......................        --         --
   Policy loans (net of repayments) (note 5) ....      (283)    11,044     (8,629)
   Deductions for surrender charges
     (note 2d) ..................................        --         --
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ..........................    (2,405)    (2,955)    (2,269)
                                                    -------    -------    -------
        Net equity transactions .................    (9,588)  (132,970)   322,084
                                                    -------    -------    -------

Net change in contract owners' equity ...........    19,003   (166,926)   351,084
Contract owners' equity beginning
  of period .....................................   377,951    661,942    197,316
                                                    -------    -------    -------
Contract owners' equity end of period ...........   396,954    495,428    548,444
                                                   ========    =======    =======
See accompanying notes to financial statements.

                         NATIONWIDE VLI SEPARATE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                           June 30, 1999, 1998 and 1997
                                   (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers modified single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

    (b)   The Contracts

          Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following funds:

          Funds of the Van Kampen Life Investment Trust (Van Kampen LIT); Van Kampen LIT - Asset Allocation Fund Van Kampen LIT - Domestic Income Fund Van Kampen LIT - Emerging Growth Fund Van Kampen LIT - Enterprise Fund Van Kampen LIT - Global Equity Fund Van Kampen LIT - Government Fund Van Kampen LIT - Money Market Fund Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio

          At June 30, 1999, contract owners have invested in all of the above funds.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c)   Security Valuation, Transactions and Related Investment Income

          The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999.Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed).The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

    (d)   Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e)   Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

    (f)   Reclassifications

          Certain 1997 amounts have been reclassified to conform with the current period presentation.

(2)  Policy Charges

     (a)  Deductions from Premiums

          For single premium contracts, no deduction is made from any premium at the time of payment.On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

          Contracts issued prior to April 16, 1990:
            Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

          Contracts issued on or after April 16, 1990:
            Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
            Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          The above charges are assessed against each contract by liquidating units.

    (d)   Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

          For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria;for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

    The following table provides mortality, expense and administration charges by contract type for the period ended June 30, 1999:

                                                          ASSET   DOMESTIC    EMERGING
                                                     ALLOCATION     INCOME      GROWTH  ENTERPRISE
                                            TOTAL          FUND       FUND        FUND        FUND
                                            -----    ----------   --------   ---------   ---------

   Single Premium contracts Issued
       prior to April 16, 1990 .....    $     70         --          --           21          --
     Single Premium contracts issued
       on or after April 16, 1990 ..       3,642      1,952         351           44         878
     Multiple Payment and Flexible
       Premium contracts ...........       1,098        477          --           --         621
     Reduced Fee ...................     294,495     65,788       3,777        7,486      89,441
                                        --------    -------       -----        -----      ------
          Total $ ..................   $ 299,305     68,217       4,128        7,551      90,940
                                        ========    =======       =====        =====      ======


                                             GLOBAL                    MONEY     REAL ESTATE
                                             EQUITY    GOVERNMENT     MARKET      SECURITIES
                                               FUND          FUND       FUND       PORTFOLIO
                                            -------    ----------     ------     -----------

      Single Premium contracts Issued
        prior to April 16, 1990 ....     $     --          49           --           --
      Single Premium contracts issued
        on or after April 16, 1990 .           37         172          197           11
      Multiple Payment and Flexible
        Premium contracts ..........           --          --           --           --
      Reduced Fee ..................        2,735     104,499       19,843          926
                                          -------     -------       ------          ---
         Total  ....................     $  2,772     104,720       20,040          937
                                          =======     =======       ======          ===

(4)  Death Benefits

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary.The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single premium contracts) of a policy's cash surrender value.For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance.For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan.Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate.Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.These fees are paid to an affiliate of the Company.

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                ---------------
                                   Bulk Rate
                                  U.S. Postage
                                      PAID
                                Columbus,  Ohio
                                 Permit No. 521
                                ---------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company